Shareholders' Equity (Deficit) (10-K) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended					12 Months Ended					6 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2011 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2010 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2009 Convertible series A1 Preferred Stock [Member]	Oct. 31, 2009 Convertible series A1 Preferred Stock [Member]	May 01, 2009 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2011 Convertible series A2 Preferred Stock [Member]	Dec. 31, 2010 Convertible series A2 Preferred Stock [Member]	Jun. 30, 2012 Convertible series A2 Preferred Stock [Member]	Dec. 31, 2009 Convertible series A2 Preferred Stock [Member]	May 01, 2009 Convertible series A2 Preferred Stock [Member]	Jun. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Nov. 02, 2010 Series A Preferred Stock [Member]	May 01, 2009 Series A Preferred Stock [Member]	Dec. 31, 2009 Warrant [Member]	Oct. 31, 2009 Warrant [Member]	Dec. 31, 2011 SAGA [Member]	Dec. 31, 2010 SAGA [Member]	Dec. 31, 2011 SAGA [Member] Promissory Note [Member]	Dec. 31, 2011 SAGA [Member] Common Stock [Member]	Dec. 31, 2011 LMC [Member] Preferred Membership Units [Member]	Dec. 31, 2010 LMC [Member] Preferred Membership Units [Member]	Dec. 31, 2008 LMC [Member] Preferred Membership Units [Member]
Class of Stock [Line Items]
Lawsuit filing date																						August 6, 2010
Damages claimed																						$ 3,200
Effective date of settlement																						April 6, 2011
Consideration paid to SAGA																						2,800
Trailing days for pricing shares																						30 days
Time period for compensating for a decrease in market price of common stock																									6 months
Number of restricted shares issued in exchange for equity interest in joint venture (in shares)																									4,496,429
Settlement and legal fees accrued																						0	3,100
Promissory note, principal Amount																								1,712
Maturity date																				Jan. 03, 2012				Oct. 10, 2012
Interest rate on promissory note (in hundredths)																								8.00%
Preferred stock, issued (in shares)	506,936	1,299,151	2,171,760					500,000	180,000	500,000				2,625,000	2,625,000
Issue price (in dollars per share)								$ 5.00		$ 5.00				$ 5.00	$ 5.00
Number of securities called by warrants issued (in shares)									4,500,000										42,329,407	42,329,407	4,500,000
Exercise price of securities called by warrants issued (in dollars per share)									$ 0.50										$ 0.50	$ 0.50	$ 0.50
Adjusted exercise price of securities called by warrants issued (in dollars per share)									$ 0.49										$ 0.49	$ 0.49	$ 0.49
Preferred stock accrued cumulative dividends, annual rate (in hundredths)					8.00%	8.00%
In-kind dividends converted in shares of common stock (in shares)						0.10					0.22
Accrued dividends	222	571	1,063													222	571
Convertible preferred stock conversion factor (in hundredths)						100.00%
Requisite holders of preferred stock for consent agreement (in hundredths)						0.6666
Convertible preferred stock, increased conversion factor (in hundredths)						108.00%												108.00%
Time period for notification of redemption of stock		30 days
Preferred stock, outstanding (in shares)	506,936	1,299,151	2,171,760		105,231	246,371	658,614				1,052,780	1,513,146	401,705
Number of minority members of discontinued subsidiary																										2
Additional number of minority members of discontinued subsidiary																											2
Priority return rate (in hundredths)																										14.00%
Transaction fee (in hundredths)																										1.00%
Time period for notification of redemption of stock																										2 years
Additional rate on preferred units after holding period (in hundredths)																										2.00%
Number of preferred stock shares converted (in shares)						412,234	21,386				460,366	990,517				792,215
Preferred stock issued to investors	6,395	2,800																									1,444	2,500
Shares issued (in shares)		4,496,429						100,000																			2,767
Proceeds from distribution from subsidiary																											813	1,714
Units redeemed																										592	1,194
Units redeemed (in units)																											381
Units distributed from discontinued subsidiary to all preferred unit holders																										1,016
Gain on disposal of subsidiary, net		12,109	0																							1,920
Balance	$ (5,216)	$ (2,226)	$ (8,147)	$ (18,367)																						$ 0	$ 1,920